Share-based payment (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payment
Amount of outstanding shares and weighted average grant date fair value

Active share-based payment plans by instrument

	Performance shares outstanding at target		Restricted shares outstanding
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares at target	EUR(1)	shares outstanding	EUR(1)
As of January 1, 2015	17 234 066		7 595 405
Granted	13 553 992	5.78	342 200	6.22
Forfeited	(7 859 208)		(3 880 221)
Vested	–		(1 952 910)
As of December 31, 2015	22 928 850		2 104 474
Granted	23 110 479	4.70	5 406 682	4.73
Forfeited	(1 489 070)		(255 023)
Vested	(1 132 709)		(1 286 596)
As of December 31, 2016	43 417 550		5 969 537
Granted	29 983 190	5.08	2 366 008	4.90
Forfeited	(2 589 904)		(807 556)
Vested(2)	(10 294 593)		(1 959 287)
As of December 31, 2017(3)	60 516 243		5 568 702

(1)

The fair values of performance and restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.

(2)	Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.
(3)	Includes 10 167 021 performance shares for the Performance Share Plan 2015 and 204 419 Restricted Shares that vested on January 1, 2018.

Performance plan information

Global performance share plans as of December 31, 2017:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period(1)	year
2014	–	126	2014-2015	2016	2017
2015	10 167 021	124	2015-2016	2017	2018
2016	20 717 300	46	2016-2017	2018	2019
2017	29 631 922		2017-2018	2019	2020

(1)	The restriction period will be no less than one year from the end of the performance period.

Performance criteria for the 2017 Plan for the year ended December 31:

	Threshold performance		Maximum performance		Weight
Performance criteria(1)	EUR		EUR		%
Average annual net sales 2017-2018	22 842	million	26 280	million	50
Average annual diluted EPS 2017-2018	0.26		0.38		50

(1)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Schedule of stock options outstanding and exercisable

		Weighted	Weighted		Weighted
		average exercise	average share	Number of	average exercise
	Number	price	price	options	price
Shares under option	of shares	EUR	EUR	exercisable	EUR
As of January 1, 2015	7 344 023	4.81		1 913 537	10.43
Exercised	(1 242 381)	3.79	6.44
Forfeited	(2 215 216)	2.48
Expired	(246 140)	8.07
As of December 31, 2015	3 640 286	4.67		2 318 911	5.97
Exercised	(832 900)	2.52	4.87
Forfeited	(17 875)	2.57
Expired	(1 188 490)	7.81
As of December 31, 2016	1 601 021	3.34		1 197 771	3.56
Exercised	(415 750)	2.13	4.93
Forfeited	(215 000)	2.71
Expired	(522 771)	5.65
As of December 31, 2017	447 500	2.07		447 500	2.07